UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    ROBERT BENDER & ASSOCIATES
Address: 525 STARLIGHT CREST DRIVE
         LA CANADA CA 91011



13F File Number: 28-3386__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    ROBERT BENDER
Title:   PRESIDENT____
Phone:   818-790-6795_
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      34
Form 13F Information Table Value Total:       $311,648


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ABACUS DIRECT CORP             COM              002553105    18303   150182 SH       DEFINED                   670        0   149512
ADVANCED FIBRE COMMUNICATIONS  COM              00754A105     1301    58470 SH       DEFINED                     0        0    58470
AMERICA ONLINE INC DEL         COM              02364J104     9866    94810 SH       DEFINED                   680        0    94130
BED BATH & BEYOND INC          COM              075896100    11586   331635 SH       DEFINED                  1500        0   330135
BROADVISION INC                COM              111412102    13562   101920 SH       DEFINED                   690        0   101230
BROCADE COMMUNICATIONS      DT COM              111621108     1204     5735 SH       DEFINED                     0        0     5735
CBT GROUP PUB LTD                 SPONSORED ADR 124853300     8387   340570 SH       DEFINED                  1280        0   339290
CDW COMPUTER CENTERS INC.      COM              125129106    10675   218407 SH       DEFINED                   830        0   217577
CIENA CORP                     COM              171779101     2666    73040 SH       DEFINED                  1590        0    71450
CISCO SYSTEMS INC              COM              17275R102    47244   689069 SH       DEFINED                  1105        0   687964
ELAN CORP PLC ADR              COM              284131208      883    26310 SH       DEFINED                     0        0    26310
FASTENAL COMPANY               COM              311900104     3717    78877 SH       DEFINED                     0        0    78877
FORRESTER RESEARCH CORP        COM              346563109     2364    60615 SH       DEFINED                     0        0    60615
GARTNER GROUP INC CL A         COM              366651107      412    25720 SH       DEFINED                     0        0    25720
GENESYS TELECOMMUNICATIONS LAB COM              371931106    15244   333656 SH       DEFINED                  1870        0   331786
HOME DEPOT INC                 COM              437076102    14548   211997 SH       DEFINED                   980        0   211017
JDS UNIPHASE                   COM              46612J101     1453    12768 SH       DEFINED                     0        0    12768
KOHLS CORP                     COM              500255104    13404   202702 SH       DEFINED                   680        0   202022
LEGATO SYSTEMS                 COM              524651106    14666   336433 SH       DEFINED                  1360        0   335073
MEDTRONIC INC                  COM              585055106     3206    90164 SH       DEFINED                     0        0    90164
MICROSOFT CORP                 COM              594918104    13190   145648 SH       DEFINED                   480        0   145168
NETWORK APPLIANCE INC          COM              64120L104    18905   263941 SH       DEFINED                   620        0   263321
ORACLE CORP                    COM              68389X105    15664   344253 SH       DEFINED                  1370        0   342883
P COM INC                      COM              693262107     3026   432317 SH       DEFINED                  1460        0   430857
PAYCHEX INC                    COM              704326107     1331    39007 SH       DEFINED                  1535        0    37472
QUALCOMM INC                   COM              747525103     8042    42509 SH       DEFINED                   340        0    42169
QUINTILES TRANSNATIONAL CORP   COM              748767100     5915   310807 SH       DEFINED                  1500        0   309307
SAPIENT CORP                   COM              803062108     1009    10705 SH       DEFINED                     0        0    10705
SAWTEK INC                     COM              805468105    13193   376950 SH       DEFINED                  1300        0   375650
SMALL WORLDWIDE PLC            COM              83168P108     1463   229475 SH       DEFINED                  1000        0   228475
STARBUCKS CORPORATION          COM              855244109     4474   180531 SH       DEFINED                  2100        0   178431
SYNOPSYS INC.                  COM              871607107     7763   138244 SH       DEFINED                  1050        0   137194
WATSON PHARMACEUTICALS         COM              942683103     6958   227670 SH       DEFINED                  1760        0   225910
CHECK POINT SOFTWARE           COM              M22465104    16024   189779 SH       DEFINED                   880        0   188899